Acquisitions (Schedule of Supplemental Pro Forma Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Makerbot [Member]	Dec. 31, 2012 Makerbot [Member]	Dec. 31, 2012 Objet [Member]	Dec. 31, 2011 Objet [Member]
Business Acquisition [Line Items]
Net sales	$ 518,714	$ 230,052	$ 359,054	$ 274,310
Net income (loss)	$ (23,928)	$ (30,211)	$ (21,577)	$ (78,705)
Loss per ordinary share attributable to Stratasys Ltd. - basic and diluted			$ (0.58)	$ (2.15)
Loss per ordinary share attributable to Stratasys Ltd. - basic	$ (0.54)	$ (0.74)
Loss per ordinary share attributable to Stratasys Ltd. - diluted	$ (0.54)	$ (0.78)